Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurements

17. Fair Value Measurements

Valuation of Financial Instruments

Level 1 Measurements

Level 1 assets consist primarily of cash equivalents and, where applicable, publicly traded marketable securities and digital assets, which are valued using quoted prices in active markets. Due to their short-term nature, the carrying amounts of cash and cash equivalents and certificates of deposit approximate their fair values.

Level 2 Measurements

Level 2 instruments, when applicable, include certain marketable securities and financial instruments valued using observable market inputs. Valuation techniques include: (i) discounted cash flow models; (ii) market-based pricing models. Significant inputs include: (i) interest rates and yield curves; and (ii) credit spreads and observable market data.

Level 3 Measurements

Level 3 liabilities primarily consist of contingent consideration arrangements, which require significant management judgment.

There were no assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 (Predecessor). The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of June 30, 2026 (Successor) (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Digital assets (third-party)	$228	-	-	$228
Total assets at fair value	$228	-	-	$228

Liabilities:
Contingent purchase consideration	$-	-	20,627	$20,627
Total liabilities at fair value	$-	-	20,627	$20,627

Cash and Cash Equivalents

Cash and cash equivalents primarily consist of bank deposits, money market funds and bank certificates of deposit. The fair value of cash equivalents is determined using quoted market prices for identical assets (Level 1 inputs).

Digital Assets

The Company has adopted ASU 2023-08, Intangibles — Goodwill and Other — Crypto Assets (Subtopic 350-60) and measures crypto assets within scope of the standard at fair value on a recurring basis. In-scope crypto assets (such as USDC, BTC, and COTI) are measured using quoted prices on active exchanges (Level 1 inputs). Changes in fair value are recognized as unrealized gains or losses on digital assets within other income (expense) in the period of remeasurement.

Crypto assets that are internally created or issued by the Company, including tokens generated through network activity or protocol issuance (such as DAG and LTX), are excluded from the scope of ASU 2023-08. These assets are accounted for as indefinite-lived intangible assets under ASC 350, recorded at cost (or acquisition date fair value of crypto assets obtained in a business combination) and evaluated for impairment when indicators of impairment are identified.

Contingent Purchase Consideration

Contingent future cash payments related to business combinations that are not deemed to be compensatory are accrued at fair value as of the acquisition date. The fair value measurement at each reporting date is reassessed. Fair value is determined by estimating the present value of potential future cash payments that would be earned upon achievement by the acquired business of certain financial performance objectives. The estimate of fair value considers a range of possible cash payment scenarios using information available as of the reporting date, including the recent financial performance of the acquired businesses (Level 3 inputs).

In connection with the Business Combinations, the Company recognized contingent consideration of approximately $20.6 million representing the acquisition-date fair value of an obligation to issue additional Class A common shares to Vanguard’s former equity holders upon Vanguard’s achievement of trailing twelve-month gross revenue milestones during the five-year period following the Closing Date. The arrangement is classified as a liability under ASC 480, Distinguishing Liabilities from Equity, as it requires the issuance of a variable number of shares of Class A common stock with a monetary value based on fixed dollar payout amounts rather than the fair value of the Company’s stock. The liability was measured using a Monte Carlo Simulation and is included in consideration transferred under ASC 805, Business Combinations; it is remeasured at fair value each reporting period with changes recognized in earnings until settlement. No other Portfolio Company acquisition involved a contingent consideration arrangement.

There were no changes in the fair value of contingent purchase consideration liabilities for the period from May 7, 2026 to June 30, 2026 (Successor), the period from April 1, 2026 to May 6, 2026 (Predecessor), the period from January 1, 2026 through May 6, 2026 (Predecessor), and the three- and six-months ended June 30, 2025 (Predecessor).

Nonrecurring Fair Value Measurements

The Company measures certain assets at fair value on a nonrecurring basis, including assets acquired and liabilities assumed in business combinations, the IP License intangible, investment in Blocker Corp., other long-lived assets and goodwill when indicators of impairment are present. These assets are typically measured at fair value using Level 3 inputs.

Valuation Processes

The Company’s fair value measurements, particularly those involving Level 3 inputs, require significant judgment. The Company uses a combination of internal valuation models and third-party valuations specialists to value Level 3 instruments. Key assumptions are reviewed periodically and reflect management’s best estimates of market participant assumptions.

There were no transfers of financial instruments into or out of Level 3 during the period.